INVESTMENTS (Details 5)	12 Months Ended			0 Months Ended		12 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Mar. 31, 2010 Hanting USD ($)	Mar. 31, 2010 Hanting CNY	Dec. 31, 2012 Hanting CNY	Dec. 31, 2012 Hanting USD ($)	Mar. 31, 2010 Hanting Ordinary shares USD ($)	Mar. 31, 2010 Hanting Ordinary shares Private placement	Mar. 31, 2010 Hanting Ordinary shares Shareholders	Mar. 31, 2010 Hanting Ordinary shares IPO	Dec. 31, 2012 Hanting ADS USD ($)	Mar. 31, 2010 Hanting ADS USD ($)	Mar. 31, 2010 Hanting ADS IPO USD ($)
Investment transaction disclosures
Purchase of shares, shares purchased									7,202,482	11,646,964	3,200,000			800,000
Purchase of shares, price per share								$ 3.0625						$ 12.25
Purchase of shares, cost of share aggregate	5,100,000	533,009,269		$ 67,500,000	461,000,000
Purchase of shares, number aggregate				22,049,446	22,049,446								3,200,000
Percentage of equity interest purchased aggregate				9.00%	9.00%
Closing price of ADS (in dollars per share)			$ 94.36									$ 17.05	$ 12.25
Fair value of available-for-sale investment						586,000,000	94,000,000
Increase in fair value of the investment credited to other comprehensive income						165,000,000